Loans from a Related Party, a Cost Investment Investee (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans from a related party, a cost investment Investee (Textual)
Interest expense on loans from a cost investment investee	$ 1,818,656	$ 1,101,871
Feng Hui [Member]
Loans from a related party, a cost investment Investee (Textual)
Pledged loans receivable	$ 22,346,312	$ 32,681,732